Financial Instruments - Schedule of Assets As Per Statement of Financial Position (Details) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Short-term investments	R$ 2,770,589	R$ 201,762
Accounts receivable from card issuers	9,244,608	5,078,430
Accounts receivable from card issuers	9,244,608	5,078,430
Trade accounts receivable	44,616	23,120
Derivative financial instruments	1,195
Assets held for sale		8,168
Other accounts receivable	15,366
Total Assets	12,076,374	5,311,480
Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Trade accounts receivable	44,616
Other accounts receivable	15,366
Total Assets	59,982
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Short-term investments	2,762,071	157,238
Derivative financial instruments	1,195
Total Assets	2,763,266	157,238
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Short-term investments	8,518
Accounts receivable from card issuers	9,244,608
Total Assets	R$ 9,253,126
Loans and receivables [member]
Disclosure of financial assets [line items]
Accounts receivable from card issuers		5,078,430
Trade accounts receivable		23,120
Assets held for sale		8,168
Total Assets		5,109,718
Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Short-term investments		44,524
Total Assets		R$ 44,524